Consolidated Balance Sheets (Parenthetical)(Consolidated variable interest entities) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current liabilities:
Accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc.	$ 4,926	30,689	99,776
Insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc.	32	202	2,684
Other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc.	5,618	35,000	49,645
Accrued payroll of the consolidated VIEs without recourse to CNinsure Inc.	703	4,382	30,989
Income taxes payable of the consolidated VIEs without recourse to CNinsure Inc.	327	2,037	22,502
Amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc.	$ 487	3,030	20,305